Balance Sheet Components (Property, Plant and Equipment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,955.8	$ 2,728.2
Accumulated depreciation	1,170.1	1,062.7
Property, plant and equipment, net	1,785.7	1,665.5
Land and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	88.3	75.1
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	826.4	747.0
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,739.3	1,698.4
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 301.8	$ 207.7